CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	¥ 10,011,533	$ 1,431,630	¥ 13,465,442		¥ 12,333,884
Restricted cash	29,129	4,165	37,517		686,568
Restricted cash, non-current (1)	¥ 6,055	$ 866	¥ 27,988		¥ 30,858
Restricted Cash, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 10,046,717	$ 1,436,661	¥ 13,530,947	$ 1,934,900	¥ 13,051,310